Annual Total Returns- Vanguard Developed Markets Index Fund (Institutional) [BarChart] - Institutional - Vanguard Developed Markets Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.62%)	18.70%	22.15%	(5.72%)	(0.17%)	2.46%	26.46%	(14.49%)	22.14%	10.27%